Pension Benefits - Summary of Pension Benefits Recognized in Statements of Other Comprehensive Income Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Pension defined benefit plans [member]
Amounts recognized in other comprehensive income, were as follows:
Actuarial loss (gain) on accrued pension liability	$ 9.0	$ (57.9)